UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-Q	OMB APPROVAL OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response: 20.0

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10379

Registrant Name: PIMCO California Municipal Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: April 30, 2006

Date of Reporting Period: January 31, 2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments

PIMCO California Municipal Income Fund  Schedule of Investments
January 31, 2006 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
CALIFORNIA MUNICIPAL BONDS & NOTES–87.4%
	ABAG Finance Auth. for Nonprofit Corps.,
$1,000	CP, 5.375%, 2/15/19	NR/BBB	$1,046,790
1,000	Rev., 5.375%, 11/15/25 (CA Mtg. Ins.)	NR/A	1,050,740
1,385	Alvord Unified School Dist., GO, 5.375%, 8/1/29, Ser. C (FSA)	Aaa/NR	1,410,692
6,405	Campbell Union High School Dist., GO, 5.50%, 8/1/30 (FSA)	Aaa/NR	6,872,693
2,250	Capistrano Unified School Dist., Special Tax,
	5.75%, 9/1/29 (Pre-refunded @ $102, 9/1/09) (a)	NR/NR	2,467,328
	Carson, Improvement Board Act 1915, Special Assessment,
3,250	6.35%, 9/2/23	NR/NR	3,356,210
5,000	6.375%, 9/2/31	NR/NR	5,163,550
5,250	Central JT Powers Health Financing Auth., CP, 5.75%, 2/1/31	Baa2/BBB−	5,372,640
4,140	Charter Oak Unified School Dist., GO, 5.00%, 7/1/28, Ser. B (FSA)	Aaa/AAA	4,516,781
	Contra Costa Cnty. Public Financing Auth., Tax Allocation,
2,150	5.125%, 8/1/19	NR/BBB	2,233,850
600	5.125%, 8/1/19 (Pre-refunded @ $102, 8/1/09) (a)	NR/BBB	644,700
5,000	5.85%, 8/1/33	NR/BBB	5,272,500
2,750	CSUCI Financing Auth. Rev., East Campus Community,
	5.00%, 9/1/31, Ser. A (MBIA)	Aaa/AAA	2,830,740
3,635	Cucamonga Cnty. Water Dist., CP, 5.125%, 9/1/35 (FGIC)	Aaa/AAA	3,769,277
	East Side Union High School Dist-Santa Clara Cnty., GO, Ser. E (XLCA),
1,985	zero coupon, 8/1/21	Aaa/AAA	953,316
1,490	zero coupon, 8/1/22	Aaa/AAA	673,763
	El Monte, Department of Public Services Facs., CP (AMBAC)
10,790	4.75%, 6/1/30	Aaa/AAA	10,865,098
14,425	5.25%, 1/1/34	Aaa/AAA	15,077,298
	Foothill/Eastern Corridor Agcy. Rev., Toll Road Rev.,
5,000	zero coupon, 1/15/33	Baa3/BBB−	1,029,000
5,000	zero coupon, 1/15/34	Baa3/BBB−	967,200
	Fremont Community Dist., Special Tax,
165	6.00%, 9/1/18	NR/NR	170,990
505	6.00%, 9/1/19	NR/NR	520,872
3,500	6.30%, 9/1/31	NR/NR	3,599,260
	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev.,
17,500	6.25%, 6/1/33, Ser. 2003-A-1	Baa3/BBB	19,118,400
10,155	6.75%, 6/1/39, Ser. 2003-A-1	Baa3/BBB	11,438,795
540	7.875%, 6/1/42, Ser. A-3	Baa3/BBB	647,417
	Health Facs. Financing Auth. Rev.,
1,980	5.00%, 7/1/18	A3/A−	2,044,390
130	5.00%, 7/1/18 (Pre-refunded @ $101, 7/1/08)(a)	A3/A−	136,465
1,000	5.00%, 7/1/28 (Pre-refunded @ $101, 7/1/08)(a)	A3/A−	986,572

PIMCO California Municipal Income Fund  Schedule of Investments
January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
$3,000	Kaiser Permanente, 5.25%, 10/1/14, Ser. B	A3/AAA	$3,179,160
5,315	Northern California Presbyterian, 5.125%, 7/1/18	NR/BBB+	5,389,888
6,250	Infrastructure & Economic Dev. Bank Rev., Bay Area Toll Bridges,
	5.00%, 7/1/36 (AMBAC)	Aaa/AAA	6,489,125
	La Quinta Redev. Agcy., Tax Allocation (AMBAC),
3,000	5.00%, 9/1/21	Aaa/AAA	3,148,320
10,000	5.10%, 9/1/31	Aaa/AAA	10,348,800
1,000	5.125%, 9/1/32	Aaa/AAA	1,046,930
1,515	Lincoln Public Financing Auth. Rev., Twelve Bridges Ltd.,
	6.125%, 9/2/27	NR/NR	1,558,420
6,250	Los Angeles Cnty. Metropolitan Transportation Auth. Rev.,
	4.75%, 7/1/28, Ser. B (Pre-refunded @ $101, 7/1/09) (FSA) (a)	Aaa/AAA	6,604,125
	Los Angeles Community Redev. Agcy., Freeway Recovery Tax Allocation,
520	5.875%, 9/1/26	NR/NR	512,949
325	6.00%, 9/1/31	NR/NR	323,297
12,000	Los Angeles Department of Water & Power Rev.,
	5.25%, 7/1/21, Ser. A-A-1 (FSA)	Aaa/AAA	12,801,120
3,250	Los Angeles Unified School Dist., GO, 5.125%, 7/1/21, Ser. E (MBIA)	Aaa/AAA	3,462,420
1,000	Menifee Union School Dist., Special Tax, 6.40%, 9/1/31	NR/NR	1,022,490
	Metropolitan Water Dist. of Southern California Rev., Water Works Rev., Ser. A (Pre-refunded @ $101, 1/1/08) (a)
750	5.00%, 7/1/26	Aa2/AA+	782,018
2,750	5.00%, 7/1/26	Aa2/AAA	2,867,398
5,820	Montclair Redev. Agcy., Tax Allocation, 5.30%, 10/1/30 (MBIA)	Aaa/AAA	6,237,876
	Murrieta Valley Unified School Dist., Special Tax,
195	6.30%, 9/1/18	NR/NR	202,112
3,535	6.50%, 9/1/31	NR/NR	3,664,876
6,255	Orange Cnty. Sanitation Dist., CP, 5.25%, 2/1/30 (FGIC)	Aaa/AAA	6,636,367
1,080	Palm Springs Community Redev. Agcy., Tax Allocation, 5.50%, 8/1/21	NR/A−	1,145,275
1,010	Pomona Unified School Dist., GO, 6.10%, 2/1/19, Ser. A (MBIA)	Aaa/AAA	1,219,878
1,690	Rancho Etiwanda Public Facs., Special Tax, 6.375%, 9/1/24	NR/NR	1,752,192
	Rancho Mirage Redev. Agcy., Tax Allocation,
1,190	5.50%, 4/1/24	Baa1/BBB+	1,254,641
1,580	5.625%, 4/1/33	Baa1/BBB+	1,655,571
	Riverside, Improvement Board Act 1915, Special Assessment,
500	6.15%, 9/2/19	NR/NR	520,510
1,350	6.375%, 9/2/26	NR/NR	1,422,009
8,305	Riverside Cnty., CP, 5.125%, 11/1/30 (MBIA)	Aaa/AAA	8,673,825
	Riverside Cnty. Public Financing Auth., Tax Allocation,
185	5.625%, 10/1/33	Baa2/A	190,633

PIMCO California Municipal Income Fund  Schedule of Investments
January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
$815	5.625%, 10/1/33 (Pre-refunded @ $102, 10/1/06) (a)	Baa2/A	$844,299
575	Roseville, Woodcreek Community Fac. Dist. Special Tax, 6.375%, 9/1/27	NR/NR	615,405
	Sacramento, Special Tax,
2,945	5.70%, 9/1/23	NR/NR	3,005,520
1,350	6.10%, 9/1/21	NR/NR	1,391,000
2,560	6.15%, 9/1/26	NR/NR	2,640,102
2,000	Sacramento Health Fac. Rev., 5.30%, 1/1/24, Ser. A (CA Mtg. Ins.)	NR/A	2,068,040
545	San Diego Cnty., CP, 5.25%, 10/1/28	A2/NR	566,577
1,000	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/32, Ser. A (MBIA)	Aaa/AAA	1,036,180
3,330	San Francisco Bay Area Rapid Transit Dist. Rev.,
	5.125%, 7/1/36 (AMBAC)	Aaa/AAA	3,433,663
720	San Francisco City & Cnty. Redev. Agcy. Rev., Special Tax,
	6.125%, 8/1/31	NR/NR	753,926
5,065	San Joaquin Cnty., CP, 5.00%, 9/1/20 (MBIA)	Aaa/AAA	5,270,943
	San Joaquin Hills Transportation Corridor Agcy. Toll Road Rev., Ser. A
5,000	zero coupon, 1/15/19	Ba2/B	4,602,500
5,000	5.50%, 1/15/28	Ba2/B	4,912,350
230	San Jose, Improved Board Act of 1915, Special Assessment,
	5.60%, 9/2/17, Ser. Q	NR/NR	236,951
5,000	San Jose Unified School Dist. Santa Clara Cnty., GO,
	5.125%, 8/1/25, Ser. D (Pre-refunded @ $101, 8/1/10)(FSA) (a)	Aaa/AAA	5,408,350
	San Juan Unified School Dist., GO (FSA),
9,445	zero coupon, 8/1/22	Aaa/AAA	4,518,771
10,895	zero coupon, 8/1/25	Aaa/AAA	4,455,292
6,110	zero coupon, 8/1/26	Aaa/AAA	2,367,503
600	Santa Ana Financing Auth. Rev., 5.60%, 9/1/19	NR/BBB	629,268
1,815	Santa Clara, Central Park Library, CP,
	5.00%, 2/1/32 (AMBAC)	Aaa/AAA	1,884,369
1,435	Santa Maria JT Union High School Dist., GO,
	5.25%, 8/1/25, Ser. A (FSA)	Aaa/AAA	1,569,890
500	State Dept. of Water Rev., Central Valley Project,
	5.00%, 12/1/25, Ser. AC (MBIA)	Aaa/AAA	526,960
	Statewide Community Dev. Auth. Rev., CP,
8,000	5.375%, 4/1/30	NR/BBB	8,036,880
2,325	6.50%, 7/1/20	A3/A−	2,549,665
5,675	6.50%, 7/1/20 (Pre-refunded @ $101, 7/1/08) (a)	A3/A−	6,418,766
5,600	Gillispie School, 6.625%, 10/1/31	NR/NR	5,730,312
3,000	Health Fac., Jewish Home, 5.50%, 11/15/33 (CA St Mtg.)	NR/A	3,201,030
15,250	Henry Mayo Newhall Memorial Hospital, 5.125%, 10/1/30 (CA Mtg. Ins.)	NR/A	15,555,915

PIMCO California Municipal Income Fund  Schedule of Investments
January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
$2,550	St. Marks School, 6.75%, 6/1/28	NR/NR	$2,662,812
4,000	Sutter Health, 5.50%, 8/15/34, Ser. B	A1/AA−	4,182,720
4,300	Tehiy Day School, 6.625%, 11/1/31	NR/NR	4,355,384
	Tobacco Securitization Auth. Rev., Ser. A (Pre-refunded @ $100, 6/1/11) (a),
1,500	5.25%, 6/1/31	Aaa/BBB	1,632,585
9,300	5.375%, 6/1/41	Aaa/BBB	10,178,199
1,650	Town of Apple Valley, CP, 5.375%, 6/1/21 (CA Mtg. Ins.)	NR/A	1,752,778
	Tustin Unified School Dist., Special Tax,
2,345	5.50%, 9/1/22	NR/NR	2,360,758
2,520	5.60%, 9/1/29	NR/NR	2,556,364
2,000	5.625%, 9/1/32	NR/NR	2,026,340
	Univ. Rev.,
10,000	5.00%, 5/15/36, Ser. A (AMBAC)	Aaa/AAA	10,357,200
7,000	5.125%, 9/1/31, Ser. O (FGIC)	Aaa/AAA	7,339,640
3,750	West Kern Cnty. Water Dist., CP,
	5.625%, 6/1/31 (Pre-refunded @ $101, 6/1/10) (a)	Baa2/NR	4,110,600
	Total California Municipal Bonds & Notes (cost–$331,681,559)		356,095,359
OTHER MUNICIPAL BONDS & NOTES–8.7%
	Alabama–0.6%
2,900	Daphne Special Care Facs. Financing Auth. Rev.,
	zero coupon, 8/15/28 (Pre-refunded @ $100, 8/15/08) (a)	Aaa/AAA	2,599,821
	Illinois–1.4%
	Educational Facs. Auth. Rev., Univ. of Chicago,
5,260	5.00%, 7/1/33	Aa1/AA	5,437,367
240	5.00%, 7/1/33 (Pre-refunded @ $100, 7/1/13)(a)	Aa1/AA	260,218
			5,697,585
	Iowa–2.0%
8,700	Tobacco Settlement Auth. of Iowa Rev., zero coupon, 6/1/34, Ser. B	Baa3/BBB	7,972,419
	Louisiana–0.4%
1,750	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	1,846,985
	New Jersey–1.6%
	Tobacco Settlement Financing Corp. Rev.,
1,685	6.00%, 6/1/37	Baa3/BBB	1,756,747
2,210	6.125%, 6/1/42	Baa3/BBB	2,318,842
2,315	6.375%, 6/1/32	Baa3/BBB	2,537,819
			6,613,408

PIMCO California Municipal Income Fund  Schedule of Investments
January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	New York–0.6%
$2,000	State Dormitory Auth. Rev., Hospital, 6.25%, 8/15/15 (FHA)	Aa2/AAA	$2,296,060
	Puerto Rico–1.6%
	Electric Power Auth., Power Rev.,
1,250	5.125%, 7/1/29, Ser. NN	A3/A−	1,293,937
5,000	5.25%, 7/1/29, Ser. HH (FSA)	Aaa/AAA	5,342,500
			6,636,437
	Rhode Island–0.4%
1,500	Tobacco Settlement Financing Corp. Rev., 6.125%, 6/1/32, Ser. A	Baa3/BBB	1,569,765
	South Carolina–0.1%
340	Tobacco Settlement Rev. Management Auth. Rev.,
	6.375%, 5/15/30, Ser. B	Baa3/BBB	379,080
	Total Other Municipal Bonds & Notes (cost–$32,982,375)		35,611,560
CALIFORNIA VARIABLE RATE NOTES (b)(c)(d)–2.2%
1,000	Los Angeles Department of Water & Power Rev.,
	10.78%, 7/1/30, Ser. 1243 (FSA)	Aaa/AAA	1,060,400
4,001	Los Angeles Wastewater System Rev., 12.00%, 6/1/28, Ser. 318 (FGIC)	Aaa/NR	4,532,933
1,000	Sacramento Cnty. Sanitation Dist. Rev.,
	11.797%, 8/1/13, Ser. 1034, (MBIA)	Aa/AAA	1,234,750
2,000	Univ. Rev., 10.75%, 5/15/35, Ser. 1119 (FSA)	NR/AAA	2,094,800
	Total California Variable Rate Notes (cost–$8,160,764)		8,922,883
CALIFORNIA VARIABLE RATE DEMAND NOTES (d)(e)−1.4%
5,600	State of California, Daily Kindergarden Univ., GO,
	3.07%, 2/1/06 (cost–$5,600,000)	VMIG1/A-1+	5,600,000
U.S. TREASURY BILLS (f)–0.3%
1,085	3.82%-3.90%, 3/2/06-3/16/06 (cost–$1,080,064)		1,080,064
	Total Investments before options written (cost–$379,504,762)–100.0%		407,309,866
OPTIONS WRITTEN (g)–(0.0)%
Contracts
	Call Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
121	strike price $110, expires 2/24/06		(7,563)
175	strike price $111, expires 2/24/06		(2,734)
			(10,297)

PIMCO California Municipal Income Fund  Schedule of Investments
January 31, 2006 (unaudited) (concluded)

Contracts		Value*
	Put Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
119	strike price $106, expires 2/24/06	$(3,719)
175	strike price $107, expires 2/24/06	(19,140)
		(22,859)
	Total Options Written (premiums received–$189,818)	(33,156)
	Total Investments net of options written (cost–$379,314,944)–100.0%	$407,276,710

Notes to the Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services uses information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the exchange is open for business.

(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

(b)	144A Security — Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Residual Interest Municipal Bonds ("RIBS")/Residual Interest/Tax Exempt Bond ("RITES") — The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(d)	Variable Rate Notes — instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2006.

(e)	Maturity date shown is date of next put.

(f)	All or partial amount segregated as initial margin on futures contracts.

(g)	Non-income producing.

Glossary:

AMBAC – insured by American Municipal Bond Assurance Corp.

CA Mtg. Ins. – insured by California Mortgage Insurance

CA St Mtg. – insured by California State Mortgage

CP – Certificates of Participation

FGIC – insured by Financial Guaranty Insurance Co.

FHA – insured by Federal Housing Administration

FSA – insured by Financial Security Assurance, Inc.

GO – General Obligation Bond

MBIA – insured by Municipal Bond Investors Assurance

NR – Not Rated

XLCA – insured by XL Capital Assurance

Other Investments:

(1)	Futures contracts outstanding at January 31, 2006:

Type		Notional Amount (000)	Expiration Date	Unrealized Appreciation
Long:	U.S. Treasury Bonds, March 2006	$200	3/22/06	$50,594
	U.S. Treasury Notes 10 yr. Futures, March 2006	290	3/22/06	16,781
Short:	U.S. Treasury Notes 5 yr. Futures, March 2006	(731)	3/22/06	536,828
				$604,203

(2)	Transactions in options written for the period ended January 31, 2006:

	Contracts	Premiums
Options outstanding, April 30, 2005	1,779	$1,566,403
Options written	5,212	2,812,540
Options expired	(2,958)	(1,624,078)
Options terminated in closing transactions	(3,443)	(2,565,047)
Options outstanding, January 31, 2006	590	$189,818

Item 2.    Controls and Procedures

(a)   The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)   There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits

(a)	Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income Fund
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 24, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 24, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 24, 2006